INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Net income (loss) before taxes, as reported in the consolidated statements of operations	$ 7,881	$ (2,957)	$ (11,428)
Statutory Israeli tax rate	23.00%	24.00%	25.00%
Theoretical tax benefit (expense) on the above amount at the Israeli statutory tax rate	$ (1,813)	$ 710	$ 2,857
Income tax benefit (taxes on income) at a rate other than the Israeli statutory tax rate	(223)	(869)	236
Non-deductible expenses and other permanent differences	(279)	(668)	(526)
Losses and timing differences for which valuation allowance was provided	897	(2,186)	(1,615)
Impacts related to the Act (as defined below)		(543)
Other individually immaterial income tax items	(506)	(200)	(217)
Income tax benefit (taxes on income)	$ (1,924)	$ (3,756)	$ 735